Related party transactions - Key management personnel compensation (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Related party transactions
Salary	$ 473,938	$ 403,000	$ 1,311,326	$ 754,000
Director fees	188,593	83,167	345,054	158,864
Stock-based compensation	1,124,391	1,322,045	2,117,372	1,882,364
Key management personnel compensation	$ 1,786,922	$ 1,808,212	$ 3,773,752	$ 2,795,228